Application of new and revised international financial reporting standards - Summary of Application of new standards (Detail)	12 Months Ended
Dec. 31, 2020
Amendments To IFRS 3
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Title of new IFRS	Amendments to IFRS 3, “Business combinations”, - Definition of a business
Date by which application of new IFRS is required	Jan. 01, 2020
Amendments To IAS 1 And IAS 8
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Title of new IFRS	Amendments to IAS 1, “Presentation of financial statements”, and IAS 8, “Accounting policies, changes in accounting estimates and errors”
Date by which application of new IFRS is required	Jan. 01, 2020
Amendments To IFRS Nine IAS 39 And IFRS 17
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Title of new IFRS	Amendment to IFRS 9, IAS 39 and IFRS 17: - Interest rate benchmark reform
Date by which application of new IFRS is required	Jan. 01, 2020
Amendments To Conceptual Framework [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Title of new IFRS	Amendment to the Conceptual framework
Date by which application of new IFRS is required	Jan. 01, 2020